PACHOLDER HIGH YIELD FUND, INC.

Dear Stockholders:

The Pacholder High Yield Fund, Inc. (the “Fund”) carried over the momentum of a strong 2003 with a very solid first quarter of 2004. For the quarter ended March 31, 2004, the Fund returned 4.30% and the Fund’s portfolio (gross of leverage, fees and expenses) returned 3.42%. This compares favorably to the average total return of all closed-end high yield funds of 2.70%, as reported by Thomson Financial CDA, and the 2.53% return of the CS First Boston High Yield Index, Developed Countries Only (the “Index”). The strong relative performance of the Fund’s portfolio was largely attributable to its overweighted position in lower credit quality CCC, B and distressed securities and the very strong returns of several individual securities, primarily distressed securities that the Fund purchased for total return. The Fund’s strong performance compared to the Index was enhanced due to the relatively low cost of its leveraged capital structure.

The strong returns in the high yield market in the first quarter of 2004 were driven by the sustained economic recovery, generally improving credit fundamentals, declining default rates, declining interest rates, and reasonable equity markets. GDP growth in the first quarter remained strong at 4.20%. The high yield market has historically responded positively to strong economic growth. Strong economic growth often leads to higher interest rates, and high yield generally performs favorably in this environment compared to other fixed income alternatives due to the intermediate duration, higher coupon and the impact of credit improvement in the high yield market.

In the first quarter Distressed and Defaulted sectors showed the best results, followed by BB rated securities, with B and CCC rated securities having the lowest rating returns. The strong returns in the BB sector were driven by declining interest rates and the distressed and defaulted sectors benefited the most from improving credit trends.

The recent sharp rise in interest rates from the very low levels seen in late March has impacted the market. The high yield market has experienced negative returns in April and May, although high yield has performed better than most other intermediate and long-term fixed income sectors.

The declining trend for defaults continues, with the trailing twelve-month default rate falling from 8.20% in December 2002 to 5.20% in December 2003 and 4.00% in April 2004. In December 2003, Moody’s projected the twelve-month default rate to drop to 3.40% by December 2004; Moody’s has now lowered its projected December twelve-month default rate to 2.90%. The default rate has declined sharply in large part because of the economic recovery and the dramatic improvement in the liquidity available in the capital markets, which has allowed many high yield issuers to refinance near-term maturities and significantly lower their cost of borrowing. The improvement in liquidity is evident in the bank loan market, the equity market, and the high yield market.

Overview of the First Quarter

The first quarter showed very strong and broad-based performance across industry sectors; all of the Index’s industry sectors posted positive returns. Industry sectors of the high yield market that performed relatively well during the quarter were Financials, Metals/Minerals and Consumer Products. Sectors that provided weak relative performance included Aerospace, Food and Drug and Cellular. The Fund’s portfolio is well diversified, with investments in 206 issuers in 19 different industries. The Fund’s largest industry sector concentration is in Food/Tobacco, which accounted for 8.28% of the portfolio’s long-term market value as of March 31, 2004. The Food/Tobacco industry group includes restaurants, which is a cyclical industry that appears poised to benefit from the economic recovery and recent positive indicators of job growth in the U.S.

The strong performance of the high yield market and the impact of falling interest rates during the quarter was evident in the Index’s average price, yield, and spread over Treasuries. For the quarter, the average price of the Index rose 2.62 points from 94.70 to 97.32, and its yield decreased 22 basis points from 7.72% to 7.50%. The Index’s spread over the comparable Treasury increased by 10 basis points, from 484 to 494, which is typical of periods of falling interest rates.

Investor sentiment with regard to high yield was mixed this quarter. For the quarter, mutual funds had net cash outflows of -$3.2 billion, nearly all in the first couple of weeks in February. The high yield market saw a record level of new issues in the first quarter as companies sought to lock in long-term debt at low interest rates. Most of the new issuance was to refinance existing high yield debt or bank debt, so the high level of new issuance did not materially affect the level of supply in the market. Although this refinancing surge is fundamentally positive for the companies able to lower their cost of debt, it continued the trend towards refinancing attractive high coupon bonds held by investors, including the Fund, and replacing them with lower coupon bonds. This puts pressure on the yield earned by the Fund and other high yield investors.

Returns for the broad equity indices were mixed in the first quarter of 2004. The small cap Russell 2000 performed very well with a return of 6.28%, while the S&P 500 returned 1.69%, and Dow lost 0.92%. The Russell 2000 is the equity index that most broadly reflects the high yield market, which comprises a large percentage of the small cap companies. Positive momentum in the equity markets generally is very positive for the high yield market because it is indicative of higher asset values and provides issuers with greater financial flexibility.

PACHOLDER HIGH YIELD FUND, INC.

Portfolio Strategy and Outlook

During the quarter, we continued to gradually rotate the portfolio into securities that are more likely to participate to a fuller extent in an economic recovery, such as higher yielding steel and aerospace securities and select deeply discounted total return opportunities. The Fund’s large position in non-accruing securities began to decline in the first quarter of 2004 as several companies emerged from restructuring. We expect this trend to continue in the second quarter as several of the restructuring positions, such as MCI/WorldCom, are likely to result, at least in material part, in performing debt securities, cash or liquid equity securities. We expect that the proceeds from a number of these restructuring positions will be invested in accruing debt securities, which should help to offset the trend towards refinancing at lower interest rates that continued to exert downward pressure on yields in the high yield market in the first quarter. Because the depth of the economic recovery is not known, we will change the composition of the portfolio gradually over time, predicated on bottom-up fundamental analysis of the opportunities available in the market.

As always, we appreciate your interest in the Fund and look forward to your continued support.

Sincerely,

William J. Morgan

President

May 14, 2004

Please visit our website, www.phf-hy.com, for information on the Fund’s NAV, share price, news releases, and SEC filings. We created this site to provide shareholders quick and easy access to the timeliest website information available regarding the Fund.

DIVIDEND REINVESTMENT PLAN

The Fund’s Dividend Reinvestment Plan offers you an automatic way to reinvest your dividends and capital gains distributions in additional shares of the Fund. For an enrollment form and detailed information about the Plan, please contact Computershare Investor Services, P.O. Box 2388, Chicago, IL 60690-2388, (888) 294-8217, and www.computershare.com.

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets

March 31, 2004

Description	Par (000)	Value	Percent of Net Assets

CORPORATE DEBT SECURITIES — 146.9%
AEROSPACE — 5.9%
Atlantic Coast Airlines, Tranche C Pass Thru Cert, 8.75%, 1/1/07[2]	$647	$ 458,777	0.4%
BE Aerospace, Sr Sub Nt, 9.5%, 11/1/08	750	723,750	0.7
BE Aerospace, Sr Nt, 8.5%, 10/1/10	250	268,750	0.2
Continental Airlines, Inc., Nt, 8%, 12/15/05	600	561,000	0.5
Continental Airlines, Inc., Ser 01-1 Pass thru Cert, 7.033%, 6/15/11	774	688,189	0.6
Delta Airlines, Inc., Nt, 7.9%, 12/15/09	250	166,250	0.1
Hawk Corp., Sr Nt, 12%, 12/1/06	1,299	1,320,109	1.2
Northwest Airlines Corp., Co Guar, 7.625%, 3/15/05	540	529,200	0.5
Northwest Airlines Corp., Pass Thru Cert, 8.304%, 9/1/10	688	613,686	0.5
Northwest Airlines Corp., Pass Thru Cert, 7.626%, 4/1/10	863	820,597	0.7
Orbital Sciences Corp., Sr Nt, 9%, 7/15/11	500	551,250	0.5

		6,701,559	5.9
CHEMICALS — 12.4%
American Rock Salt Co., Sec’d Nt, 9.5%, 3/15/14[2]	400	412,000	0.4
Avecia Group, PLC, Sr Nt, 11%, 7/1/09	1,500	1,282,500	1.1
Braskem, Nt, 11.75%, 1/22/14[2]	350	353,500	0.3
Equistar Chemicals, Sr Nt, 10.625%, 5/1/11	1,000	1,082,500	1.0
Ethyl Corp., Sr Nt, 8.875%, 5/1/10	300	325,500	0.3
HMP Equity Holdings Corp., Sr Disc Notes, 0%, 5/15/08[2]	500	352,500	0.3
HMP Equity Holdings Corp., Sr Disc Notes, 0%, 5/15/08[2]	500	267,500	0.2
Huntsman ICI Chemicals, Sr Sub Nt, 10.125%, 7/1/09	1,000	1,022,500	0.9
Huntsman Advanced Materials, Nt, 11%, 7/15/10[2]	200	227,000	0.2
Johnsondiversey, Inc., Disc Nt, 0/10.67%, 5/15/13	800	608,000	0.5
Koppers Industry, Inc., Sec’d Nt, 9.875%, 10/15/13[2]	175	193,375	0.2
Lyondell Chemical Co., Sr Sub Nt, 11.125%, 7/15/12	1,000	1,080,000	1.0

Description	Par (000)	Value	Percent of Net Assets

CHEMICALS (continued)
OM Group, Sr Sub Nt, 9.25%, 12/15/11	$700	$ 724,500	0.7%
Omnova Solutions, Inc., Sr Nt, 11.25%, 6/1/10	425	473,875	0.4
Polyone Corp., Sr Nt, 8.875%, 5/1/12	500	487,500	0.4
Polyone Corp., Sr Nt, 10.625%, 5/15/10	1,200	1,233,000	1.1
Rockwood Specialties Corp., Sr Sub Nt, 10.625%, 5/15/11	500	555,000	0.5
Terra Capital, Inc., Sr Nt, 12.875%, 10/15/08	1,025	1,214,625	1.1
Terra Capital, Inc., Sr Nt, 11.5%, 6/1/10	1,250	1,368,750	1.2
United Agri Products, Sr Disc Nt, 0/10.75%, 7/15/12[2]	1,000	675,000	0.6

		13,939,125	12.4
CONSUMER PRODUCTS — 4.2%
American Achievement, Inc., Sr Sub Nt, 8.25%, 4/1/12[2]	150	154,875	0.1
Dan River, Inc., Sr Sub Nt, 12.75%, 4/15/09[2]	480	111,600	0.1
Hines Nurseries, Inc., Sr Nt, 10.25%, 10/1/11	225	250,875	0.2
Home Products International, Inc., Sr Sub Nt, 9.625%, 5/15/08	932	680,360	0.6
Jacuzzi Brands, Inc., Sec’d Nt, 9.625%, 7/1/10	500	555,000	0.5
Levi Straus and Co., Sr Nt, 12.25%, 12/15/12	980	744,800	0.7
Sealy Corp., Sr Sub Nt, 8.25%, 6/15/04[2]	500	500,000	0.4
Solo Cup Company, Sr Sub Nt, 8.5%, 2/15/14[2]	250	260,312	0.2
Westpoint Stevens, Inc., Bank Debt, 9.25%, 11/30/04	973	923,972	0.8
Westpoint Stevens, Inc., Sr Nt, 7.875%, 6/15/05[1,4]	1,000	60,000	0.1
Windmere-Durable, Sr Sub Nt, 10%, 7/31/08	500	507,500	0.5

		4,749,294	4.2

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets (continued)

March 31, 2004

Description	Par (000)	Value	Percent of Net Assets

ENERGY — 5.2%
Bluewater Finance, Ltd., Sr Nt, 10.25%, 2/15/12	$350	$365,750	0.3%
Citgo Petroleum Corp., Sr Nt, 11.375%, 2/1/11	750	879,375	0.8
Coastal Corp., Sr Nt, 7.625%, 9/1/08	500	445,000	0.4
Coho Energy, Inc., Sr Sub Nt PIK, 15%, 3/31/07[1,3,4]	2,596	103,852	0.1
Parker Drilling Corp., Sr Sec’d Nt, 9.625%, 10/1/13	1,100	1,212,750	1.1
Petroleum Geo-Services, Nt, 10%, 11/5/10	500	548,750	0.5
Star Gas Partner/Finance, Sr Nt, 10.25%, 2/15/13	1,000	1,120,000	1.0
Teco Energy, Inc., Sr Nt, 10.5%, 12/1/07	500	585,000	0.5
Transmontaigne, Inc., Sr Sub Nt, 9.125%, 6/1/10[2]	500	537,500	0.5

		5,797,977	5.2
FINANCE — 4.8%
Advanta Capital Trust, Co Guar, 8.99%, 12/17/26	1,810	1,561,125	1.4
Conseco, Inc., Tr A-1 Bank Debt, 5.25%, 9/10/09	505	507,537	0.5
Conseco, Inc., Tr B-1 Bank Debt, 7.25%, 9/10/10	152	152,261	0.1
Crum & Forster Holding, Inc., Sr Nt, 10.375%, 6/15/13[2]	500	567,500	0.5
Dollar Financial Group, Sr Nt, 9.75%, 11/15/11	500	545,000	0.5
Providian Capital I, Bank Guar, 9.525%, 2/1/27[2]	1,500	1,496,250	1.3
WMC Finance Co., Sr Nt, 11.75%, 12/15/08[2]	500	537,500	0.5

		5,367,173	4.8
FOOD & DRUG — 1.4%
Great Atl & Pac Tea Co., Sr Nt, 9.125%, 12/15/11	650	572,000	0.5
Great Atl & Pac Tea Co., Sr Nt, 7.75%, 4/15/07	250	231,250	0.2
Pantry, Sr Sub Nt, 7.75%, 2/15/14[2]	250	251,875	0.2
Penn Traffic, Co., Sr Nt, 11%, 6/29/09[1,4]	894	165,390	0.1

Description	Par (000)	Value	Percent of Net Assets

FOOD & DRUG (continued)
Petro Shopping Center, Sec’d Nt, 9%, 2/15/12[2]	$400	$414,000	0.4%

		1,634,515	1.4
FOOD & TOBACCO — 14.0%
Apple South, Inc., Sr Nt, 9.75%, 6/1/06	1,500	637,500	0.6
Avado Brands, Inc., Sr Sub Nt, 11.75%, 6/15/09[1,4]	500	42,500	0.0
Burns Philp Cap Pty/US, Sr Sub Nt, 10.75%, 2/15/11[2]	500	542,500	0.5
CKE Restaurants, Inc., Sr Sub Nt, 9.125%, 5/1/09	500	521,250	0.5
Denny’s Corp., Sr Nt, 11.25%, 1/15/06	1,750	1,592,500	1.4
Fresh Foods, Inc., Sr Nt, 10.75%, 6/1/06	1,435	1,320,200	1.2
Gold Kist, Inc., Sr Nt, 10.25%, 3/15/14[2]	750	761,250	0.7
Golden State Foods, Sr Sub Nt, 9.24%, 1/10/12	1,250	1,250,000	1.1
Land O Lakes, Inc., Sr Nt, 8.75%, 11/15/11	1,000	895,000	0.8
Land O Lakes, Inc., Sr Nt, 9%, 12/15/10[2]	500	507,500	0.5
National Wine & Spirits, Inc., Sr Nt, 10.125%, 1/15/09	1,350	1,302,750	1.2
North Atlantic Trading, Sr Nt, 9.25%, 3/1/12[2]	300	301,500	0.3
Premium Standard Farms, Sr Nt, 9.25%, 6/15/11	1,985	2,034,625	1.8
Real Mex Restaurants, Sec’d Nt, 10%, 4/1/10[2]	500	506,250	0.5
Sbarro, Inc., Sr Nt, 11%, 9/15/09	1,300	1,116,375	1.0
Swift and Co., Sr Nt, 10.125%, 10/1/09	850	922,250	0.8
Swift and Co., Sr Sub Nt, 12.5%, 1/1/10	250	268,750	0.2
Tom’s Foods, Inc., Sr Nt, 10.5%, 11/1/04	1,000	997,500	0.9

		15,520,200	14.0
FOREST PRODUCTS & CONTAINERS — 10.2%
Anchor Glass Container, Sr Sec’d Nt, 11%, 2/15/13	500	583,750	0.5
Appleton Papers, Inc., Sr Sub Nt, 12.5%, 12/15/08	500	567,500	0.5

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets (continued)

March 31, 2004

Description	Par (000)	Value	Percent of Net Assets

FOREST PRODUCTS & CONTAINERS (continued)
Applied Extrusion Technologies, Sr Sub Nt, 10.75%, 7/1/11	$1,600	$1,312,000	1.2%
Buckeye Cellulose Corp., Sr Sub Nt, 9.25%, 9/15/08	1,410	1,417,050	1.3
Buckeye Technologies, Inc., Sr Sub Nt, 8%, 10/15/10	465	458,025	0.4
Constar International, Sr Sub Nt, 11%, 12/1/12	1,000	860,000	0.8
Crown Cork & Seal, Sr Sec’d Nt, 10.875%, 3/1/13	1,000	1,170,000	1.0
Fibermark, Inc., Sr Nt, 10.75%, 4/15/11	720	410,400	0.4
Pliant Corp., Sr Sub Nt, 13%, 6/1/10	150	130,500	0.1
Pliant Corp., Nt, 11.125%, 9/1/09	500	525,000	0.5
Pliant Corp., Sec’d Nt, 0/11.125%, 6/15/09[2]	1,250	1,006,250	0.9
Portola Packaging Inc., Sr Nt, 8.25%, 2/1/12[2]	900	796,500	0.7
Tembec Industries, Sr Nt, 8.5%, 2/1/11	1,250	1,256,250	1.1
US Can Corp., Sec’d Nt, 10.875%, 7/15/10	875	927,500	0.8

		11,420,725	10.2
GAMING & LEISURE — 2.1%
AMF Bowling Worldwide, Sr Sub Nt, 10%, 3/1/10[2]	500	520,000	0.5
Bally Total Fitness Holding Corp., Sr Sub Nt, 9.875%, 10/15/07	800	660,000	0.6
Bally Total Fitness Holding Corp., Sr Nt, 10.5%, 7/15/11	1,200	1,134,000	1.0

		2,314,000	2.1
HEALTH CARE — 7.6%
Alliance Imaging, Inc., Sr Sub Nt, 10.375%, 4/15/11	650	651,625	0.6
Ameripath, Inc., Sr Sub Nt, 10.5%, 4/1/13	500	510,000	0.5
Ameripath, Inc., Add-On, Sr Sub Nt, 10.5%, 4/1/13[2]	250	256,250	0.2
Concentra Operating Corp., Sr Sub Nt, 13%, 8/15/09	1,124	1,242,020	1.1
Extendicare Health Services, Sr Nt, 9.5%, 7/1/10	250	280,625	0.2
Healthsouth Corp., Nt, 7.625%, 6/1/12	600	592,500	0.5

Description	Par (000)	Value	Percent of Net Assets

HEALTH CARE (continued)
Insight Health Services, Sr Sub Nt, 9.875%, 11/1/11	$1,500	$1,511,250	1.3%
Matria Healthcare, Co Guar, 11%, 5/1/08	800	926,000	0.8
Psychiatric Solutions, Sr Sub Nt, 10.625%, 6/15/13	500	573,750	0.5
Res-Care, Inc., Co Guar, 10.625%, 11/15/08	540	577,800	0.5
Team Health, Inc., Sr Sub Nt, 9%, 4/1/12[2]	750	733,125	0.7
Tenet Healthcare Corp., Sr Nt, 6.375%, 12/1/11	600	522,000	0.5
Universal Hospital Services, Sr Nt, 10.125%, 11/1/11[2]	250	271,250	0.2

		8,648,195	7.6
HOUSING — 1.6%
Fedders NA, Sr Nt, 9.875%, 3/1/14[2]	1,000	976,250	0.9
Interface, Inc., Sr Sub Nt, 9.5%, 2/1/14[2]	750	746,250	0.7

		1,722,500	1.6
INFORMATION TECHNOLOGY — 3.4%
AMI Semiconductor, Inc., Sr Sub Nt, 10.75%, 2/1/13	325	381,062	0.3
Avaya, Inc., Sr Nt, 11.125%, 4/1/09	45	53,887	0.0
Danka Business Systems, Sr Nt, 11%, 6/15/10	875	896,875	0.8
New ASAT Finance, Sr Nt, 9.25%, 2/1/11[2]	150	161,625	0.1
On Semiconductor Corp., Sr Sec’d Nt, 12%, 5/15/08	544	660,960	0.6
On Semiconductor Corp., Sr Sec’d Nt, 12%, 3/15/10	130	161,200	0.1
Solectron Corp., Sr Nt, 9.625%, 2/15/09	500	555,000	0.5
Viasystems, Sr Sub Nt, 10.5%, 1/15/11[2]	1,000	1,122,500	1.0

		3,993,109	3.4
MANUFACTURING — 8.8%
Airxcel, Inc., Sr Sub Nt, 11%, 11/15/07	1,500	1,350,000	1.2
Blount, Inc., Sr Sub Nt, 13%, 8/1/09	500	543,125	0.5
Columbus McKinnon, Sec’d Nt, 10%, 8/1/10	175	189,875	0.2

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets (continued)

March 31, 2004

Description	Par (000)	Value	Percent of Net Assets

MANUFACTURING (continued)
Day International Group, Inc., Sub Nt, 9.5%, 3/15/08	$2,000	$1,930,000	1.7%
Interline Brands, Inc., Sr Sub Nt, 11.5%, 5/15/11	500	542,500	0.5
Invensys PLC, Sr Nt, 9.875%, 3/15/11[2]	1,000	1,030,000	0.9
Key Components, LLC, Sr Sub Nt, 10.5%, 6/1/08	500	515,000	0.5
MMI Products, Inc., Sr Sub Nt, 11.25%, 4/15/07	1,455	1,222,200	1.1
Park-Ohio Industries, Sr Sub Nt, 9.25%, 12/1/07	500	502,500	0.4
Precision Partners, Inc., Sr Sub Nt, 12%, 2/1/07[3]	310	310,461	0.3
Precision Partners, Inc., Term Loan C, Bank Debt, 18%, 1/1/07[3]	388	387,622	0.3
Thermadyne Holdings Corp., Sr Sub Nt, 9.25%, 2/1/14[2]	200	205,000	0.2
Von Hoffman Corp., Add-On, Sr Nt, 10.25%, 3/15/09	250	262,188	0.2
Xerox Capital Corp., Sr Nt, 9.75%, 1/15/09	750	877,500	0.8

		9,867,971	8.8
MEDIA & TELECOM: BROADCASTING — 2.6%
Granite Broadcasting Corp., Sec’d Nt, 9.75%, 12/1/10[2]	700	679,000	0.6
LBI Media, Inc., Sr Disc Nt, 0/11%, 10/15/13	875	617,969	0.5
Nexstar Broadcasting Corp., Sr Sub Nt, 12%, 4/1/08	500	565,000	0.5
Nexstar Fin Hldg LLC, Inc., Sr Disc Nt, 0/11.375%, 4/1/13	250	185,000	0.2
Spanish Broadcasting System, Co Guar, 9.625%, 11/1/09	825	877,594	0.8

		2,924,563	2.6
MEDIA & TELECOM: CABLE — 8.4%
Adelphia Communications, Corp., Sr Nt, 9.375%, 11/15/09[1],[4]	1,500	1,473,750	1.3
Adelphia Communications, Corp., Sr Nt, 8.125%, 7/15/03[1,4]	750	708,750	0.6
Adelphia Communications, Corp., Sr Nt, 6%, 2/15/06[1,4]	125	52,500	0.0
Charter Communications Holdings LLC, Sr Nt, 10%, 4/1/09	2,000	1,720,000	1.5

Description	Par (000)	Value	Percent of Net Assets

MEDIA & TELECOM: CABLE (continued)
Charter Communications Holdings LLC, Sr Nt, 11.125%, 1/15/11	$200	$176,000	0.2%
Insight Communications, Inc., Sr Disc Nt, 0/12.25%, 2/15/11	2,000	1,700,000	1.5
Insight Midwest, Sr Nt, 10.5%, 11/1/10	500	540,000	0.5
Mediacom LLC/Capital Corp., Sr Nt, 8.50%, 4/15/08	350	350,875	0.3
Mediacom LLC/Capital Corp., Sr Nt, 9.50%, 1/15/03	900	895,500	0.8
Telenet Group Holding, Sr Disc Nt, 0/11.5%, 6/15/14[2]	1,000	615,000	0.6
Telewest PLC, Sr Disc Debs, 11%, 10/1/07[1,4]	2,000	1,280,000	1.1

		9,512,375	8.4
MEDIA & TELECOM: FIXED COMMUNICATIONS — 6.0%
Alaska Communications Systems Holdings, Inc., Sr Sub Nt, 9.375%, 5/15/09	530	522,050	0.5
Level 3 Communications, Sr Nt, 10.75%, 10/15/11[2]	1,000	980,000	0.9
Mastec, Inc., Sr Sub Nt, 7.75%, 2/1/08	605	601,975	0.5
Qwest Communications, Sr Nt, LIBOR + 3.5%, 2/15/09[2]	1,226	1,152,440	1.0
RCN Corp., Sr Nt, 10%, 10/15/07	1,400	651,000	0.6
RCN Corp., Sr Disc Nt, 0/9.8%, 2/15/08	1,000	470,000	0.4
Time Warner Communications, Sr Nt, 9.75%, 7/15/08	1,000	932,500	0.8
Time Warner Communications, Sr Nt, 9.25%, 2/15/14[2]	500	507,500	0.5
Worldcom, Inc., Nt, 7.875%, 5/15/03[1,4]	1,500	483,750	0.4
Worldcom, Inc., Nt, 6.95%, 8/15/28[1,4]	1,500	483,750	0.4

		6,784,965	6.0
MEDIA & TELECOM: WIRELESS COMMUNICATIONS — 8.3%
Alamosa Delaware, Inc., Co Guar, 11%, 7/31/10	975	1,045,688	0.9
Alamosa Delaware, Inc., Sr Nt, 8.5%, 1/31/12[2]	300	286,500	0.3
Arch Wireless, Inc., Sub Nt, 12%, 5/15/09	90	108,354	0.1

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets (continued)

March 31, 2004

Description	Par (000)	Value	Percent of Net Assets

MEDIA & TELECOM: WIRELESS COMMUNICATIONS (continued)
Dobson/Sygnet Communications Corp., Sr Nt, 10.875%, 7/1/10	$1,000	$890,000	0.8%
Metropcs, Inc., Sr Nt, 10.75%, 10/1/11	1,000	1,065,000	0.9
Rural Cellular Corp., Sr Sub Nt, 9.625%, 5/15/08	2,050	1,880,875	1.7
SBA Communications Corp., Sr Nt, 10.25%, 2/1/09	1,570	1,554,300	1.4
SBA Communications Corp., Sr Disc Nt, 0/9.75%, 12/15/11[2]	500	353,750	0.3
TSI Telecommunications, Inc., Sr Sub Nt, 12.75%, 2/1/09	1,200	1,320,000	1.2
Ubiquitel Operating Corp., Sr Nt, 9.875%, 3/1/11[2]	750	735,000	0.7

		9,239,467	8.3
MEDIA & TELECOM: DIVERSIFIED — 7.1%
Dex Media West, LLC, Sr Sub Nt, 9.875%, 8/15/13[2]	450	501,750	0.4
IMAX Corp., Sr Nt, 9.625%, 12/1/10[2]	150	156,750	0.1
Liberty Group Operating, Inc., Sr Sub Nt, 9.375%, 2/1/08	1,430	1,460,388	1.3
Liberty Group Publishing, Inc., Sr Disc Nt, 0/11.625%, 2/1/09	1,125	1,147,500	1.0
Mail-Well I Corp., Sr Sub Nt, 7.875%, 12/1/13[2]	1,000	950,000	0.8
Perry-Judd, Sr Sub Nt, 10.625%, 12/15/07	600	555,000	0.5
Phoenix Color Corp., Sr Sub Nt, 10.375%, 2/1/09	1,330	1,243,550	1.1
Premier Ent Bilo, 1st Mtg, 10.75%, 2/1/12[2]	200	217,000	0.2
Six Flags, Inc., Sr Nt, 9.75%, 4/15/03	400	427,000	0.4
True Temper Sports, Inc., Sr Sub Nt, 8.375%, 9/15/11[2]	500	512,500	0.5
Universal City Development, Sr Nt, 11.75%, 4/1/10	750	876,562	0.8

		8,048,000	7.1
METALS & MINERALS — 7.3%
AK Steel Corp., Co Guar, 7.875%, 2/15/09	1,100	1,012,000	0.9
Better Minerals and Aggregates Co., Sr Sub Nt, 13%, 9/15/09	1,675	1,256,250	1.1
IPSCO, Inc., Sr Nt, 8.75%, 6/1/13	150	171,375	0.2

Description	Par (000)	Value	Percent of Net Assets

METALS & MINERALS (continued)
ISPAT Inland ULC, Sec’d Nt, 9.75%, 4/1/14[2]	$1,100	$1,149,500	1.0%
Neenah Corp., Sr Sub Nt, 11%, 9/30/10[2]	200	221,000	0.2
Oglebay Norton Co., Sr Sub Nt, 10%, 2/1/09	2,250	911,250	0.8
Oglebay Norton Co., Sr Sub Nt, 13/18%, 10/25/08	1,272	1,246,238	1.1
Ryerson Tull, Inc., Sr Nt, 9.125%, 7/15/06	750	776,250	0.7
United Steel LLC, Sr Nt, 10.75%, 8/1/08	1,075	1,257,750	1.1
United Steel LLC, Sr Nt, 9.75%, 5/15/10	200	229,000	0.2

		8,230,613	7.3
RETAIL — 1.2%
Broder Bros. Co., Sr Nt, 11.25%, 10/15/10[2]	500	502,500	0.4
Rent-Way, Inc., Nt, 11.875%, 6/15/10	750	843,750	0.8

		1,346,250	1.2
SERVICES — 4.1%
Alderwood Group, Sr Nt, 12.25%, 1/2/09	1,500	1,687,500	1.5
Amerco, Sec’d Nt, 9%, 3/15/09	366	376,468	0.3
Amerco, Sec’d Nt, 12%, 3/15/11	953	969,428	0.9
Sac Holdings, Sr Nt, 8.5%, 3/15/14	609	533,025	0.5
Service Corporation International, Sr Nt, 7.7%, 4/15/09	300	323,250	0.3
Wesco Distribution, Inc., Sr Sub Nt, 9.125%, 6/1/08	625	643,750	0.6

		4,533,421	4.1
TRANSPORTATION — 9.4%
Anchor Lamina, Inc., Sr Sub Nt, 9.875%, 2/1/08	1,050	695,625	0.6
Asbury Automotive, Co Guar, 9%, 6/15/12	1,000	1,075,000	1.0
Collins and Aikman, Sr Nt, 10.75%, 12/31/11	620	640,150	0.6
CP Ships, Ltd., Sr Sub Nt, 10.375%, 7/15/12	500	594,375	0.5
Delco Remy International, Inc., Sr Sub Nt, 11%, 5/1/09	1,800	1,935,000	1.7

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets (continued)

March 31, 2004

Description	Par (000)	Value	Percent of Net Assets

TRANSPORTATION (continued)
Greyhound Lines, Inc., Sr Sub Nt, 11.5%, 4/15/07	$960	$902,400	0.8%
Hayes Lemmerz International, Inc., Sr Nt, 10.5%, 6/15/10	325	371,313	0.3
J.B. Poindexter & Co., Sr Nt, 8.75%, 3/15/14[2]	300	309,750	0.3
Keystone Automotive Operating, Sr Sub Nt, 9.75%, 11/1/13[2]	200	220,000	0.2
Laidlaw International, Inc., Sr Nt, 10.75%, 6/15/11[2]	500	562,500	0.5
Metaldyne Corp., Sr Sub Nt, 11%, 6/15/12	1,000	900,000	0.8
Nationsrent, Inc., Sr Sec’d Nt, 9.5%, 10/15/10[2]	300	325,875	0.3
Tenneco Automotive, Inc., Nt, 10.25%, 7/15/13	250	288,750	0.3
TFM SA DE CV, Co Guar, 0/11.75%, 6/15/09	400	404,000	0.4
TFM SA DE CV, Sr Nt, 12.5%, 6/15/12	1,100	1,237,500	1.1

		10,462,238	9.4
UTILITIES — 10.1%
AES Corp., Sr Nt, 9.5%, 6/1/09	1,375	1,498,750	1.3
AES Corp., Sr Nt, 9.375%, 9/15/10	180	197,100	0.2
AES Corp., Sr Nt, 7.75%, 3/1/14	500	503,125	0.4
Calpine Corp., Sr Nt, 8.5%, 5/1/08	1,500	1,117,500	1.0
Calpine Corp., Sr Nt, 8.625%, 8/15/10	750	555,000	0.5
Calpine Generating Co., 2nd FRN, Sec’d Nt, 7%, 4/1/10[2]	500	478,750	0.4
Calpine Generating Co., 3rd FRN, Sec’d Nt, 10.25%, 4/1/11[2]	1,000	952,500	0.8
Dynegy Holdings, Inc., Sec’d Nt, 9.875%, 7/15/10[2]	300	327,750	0.3
Dynegy/NGC Corp., Debentures, 7.125%, 5/15/18	1,250	1,015,625	0.9
Edison Mission, Inc., Sr Nt, 10%, 8/15/08	2,000	2,115,000	1.9
El Paso Corp., Sr Nt, 7.875%, 6/15/12	750	675,000	0.6
Ilinois Power Co., Sr Nt, 11.5%, 12/15/10	80	96,800	0.1

Description	Par (000)	Value	Percent of Net Assets

UTILITIES (continued)
NRG Energy, Inc., Sec’d Nt, 8%, 12/15/13[2]	$ 250	$259,375	0.2%
Semco Energy, Inc., Sr Nt, 7.75%, 5/15/13	330	353,100	0.3
Williams Companies, Inc., Sr Nt, 8.625%, 6/1/10	500	552,500	0.5
Williams Companies, Inc., Sr Nt, 7.625%, 7/15/19	800	816,000	0.7

		11,513,875	10.1

Total Corporate Debt Securities
(amortized cost $167,071,501)		164,272,109	146.1

CORPORATE CONVERTIBLE DEBT SECURITIES — 0.8%
HEALTH CARE — 0.4%
IVAX Corp., Conv, 4.5%, 5/15/08	500	508,125	0.4

		508,125	0.4
CONSUMER PRODUCTS — 0.4%
Indesco International, Inc., Conv, Sr Sub Nt, 10%, 3/15/08[3]	291	423,301	0.4

		423,301	0.4

Total Convertible Corporate Debt Securities
(amortized cost $702,084)		931,426	0.8

Total Debt Securities
(amortized cost $167,773,585)		165,203,535	146.9

Preferred Stocks — 4.4%
Conseco, Inc., Conv Pfd, 10.5%, 12/31/49	60,402	1,531,806	1.4
Glasstech, Inc., Series C, Pfd[1,3]	5	0	0.0
HLI Operating Co., Inc., Series A, Pfd, 8%, 12/31/49[3]	74	5,772	0.0
Kaiser Group Holdings, Inc., Pfd, 7%, 12/31/07	41,094	2,219,076	2.0
Kaiser Group Holdings, Inc., Puts[1,3]	69,780	0	0.0
McLeod USA, Inc., Conv Pfd, 2.5%, 4/18/12	7,655	56,035	0.0
Metrocall, Inc., Series A, Pfd, 15%, 12/31/06	866	12,133	0.0
Rural Cellular Corp., Pfd, 11.375% PIK, 5/15/10[1,4]	1,000	892,500	0.8

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets (continued)

March 31, 2004

Description	Par (000)	Value	Percent of Net Assets

Preferred Stocks (continued)
Spanish Broadcasting Systems, Pfd, 10.75%, 10/15/13[2]	$255	$ 258,187	0.2%
XO Communications, Inc., Pfd, 13.5% PIK, 6/1/10[1,4]	1,580	16	0.0

Total Preferred Stocks
(cost $7,861,981)		4,975,525	4.4

Common Stocks — 4.6%
Abovenet, Inc., Common Stock[1]	1,702	64,676	0.1
Arch Wireless, Inc., Class A, Common Stock[1]	12,045	389,053	0.4
Cincinnati Bell, Inc., Common Stock[1]	16,370	66,626	0.1
Davel Communications, Inc., Common Stock[1]	523,104	8,893	0.0
Franks Nursery and Crafts, Common Stock[1]	185,289	166,760	0.1
Glasstech, Inc., Class C, Common Stock[1,3]	5	0	0.0
Global Crossing Holding Ltd., Common Stock[1]	4,900	98,000	0.1
Hayes Lemmerz International, Inc., Common Stock[1]	22,100	340,119	0.3
Indesco International, Inc., Common Stock[1,3]	60,345	359,656	0.3
Kaiser Group Holdings, Inc., Common Stock[1]	58,011	1,218,231	1.1
Leucadia National Corp., Common Stock[1]	5,201	277,109	0.2
Magellan Health Services, Inc., Common Stock[1]	43,475	1,221,647	1.1
Mattress Discounters, Common Stock[1,3]	8,329	8,329	0.0
McLeod USA, Inc., Common Stock[1]	375	559	0.0
Metrocall, Inc., Common Stock[1]	7,480	518,065	0.5
Precision Partners, Inc., Common Stock[1,3]	1,141	245,315	0.2
Simonds Industries, Inc., Common Stock[1,3]	8,236	138,859	0.1
WHX Corp., Common Stock[1]	8	24	0.0
Wiltel Communication, Rights[1,3]	18,356	0	0.0
XO Communications, Inc., Common Stock[1]	1,524	7,590	0.0

Total Common Stocks
(cost $16,540,718)		5,129,511	4.6

Description	Par (000)	Value	Percent of Net Assets

Warrants — 0.0%
Abovenet, Inc., Warrants[1,3]	$ 584	$ 11,096	0.0%
Abovenet, Inc., Warrants[1,3]	687	10,305	0.0
Hayes Lemmerz International, Inc., Warrants[1,3]	1,679	5,667	0.0
McLeod USA, Inc., Warrants[1]	16,963	8,481	0.0
XO Communications, Series A, Warrants[1]	3,047	6,399	0.0
XO Communications, Series B, Warrants[1]	2,285	3,770	0.0
XO Communications, Series C, Warrants[1]	2,285	2,628	0.0

Total Warrants
(cost $2,135,765)		48,346	0.0

Total Equity Investments
(amortized cost $26,538,464)		10,153,382	9.0

REPURCHASE AGREEMENTS[5] — 39.4%
Chase Securities Corp. 1.2125%, dated 3/31/04, matures 4/1/04 repurchase price $10,000,337	10,000	10,000,000	8.9
Citigroup Global Markets Corp. 1.1625%, dated 3/31/04, matures 4/1/04 repurchase price $7,000,226	7,000	7,000,000	6.2
Goldman Sachs Corp. 1.1325%, dated 3/31/04, matures 4/1/04 repurchase price $10,000,315	10,000	10,000,000	8.9
Lehman Brothers 1.02%, dated 3/31/04, matures 4/1/04 repurchase price $4,298,577	4,298	4,298,455	3.8
Merrill Lynch A1/P1 1.0925%, dated 3/31/04, matures 4/1/04 repurchase price $7,000,212	7,000	7,000,000	6.2
Merrill Lynch Corp. 1.2125%, dated 3/31/04, matures 4/1/04 repurchase price $7,000,202	6,000	6,000,000	5.4

Total Repurchase Agreements
(cost $44,298,455)		44,298,455	39.4

TOTAL INVESTMENTS[6]
(amortized cost $238,610,504)		219,655,372	195.3

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets (concluded)

March 31, 2004

Description	Value	Percent of Net Assets

Payable Upon Return of Securities Loaned	$(44,298,455)	(39.4)%

Other Assets in Excess of Other Liabilities	3,121,554	2.8

Net Assets	$178,478,471	158.7

Less: Outstanding Preferred Stock (2,640 shares at $25,000 per share) at liquidation value plus cumulative accrued dividends	(66,017,926)	(58.7)

Net Assets Applicable to 12,870,299 Shares of Common Stock Outstanding	$112,460,546	100.0

Net Asset Value Per Common Share ($112,460,546/12,870,299)	$8.74

[1]	Non-income producing security.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $31,429,941.
[3]	Board valued security. These securities amounted to $2,010,235.
[4]	Security in default.
[5]	Fully collateralized by A1/P1 commercial paper, U.S. Government agency securities, investment grade corporate bonds, and non-investment grade corporate bonds with a fair market value of $46,210,348.
[6]	Includes securities loaned with a fair market value of $42,801,738.
PIK	Payment in kind.

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PACHOLDER HIGH YIELD FUND, INC.

Directors and Officers

William J. Morgan President James P. Shanahan, Jr. Secretary James E. Gibson Treasurer David A. Groshoff, Esq. Chief Compliance Officer	John F. Williamson Chairman and Director George D. Woodard Director Daniel A. Grant Director

Investment Objective

A closed-end fund seeking a high level of total return through current income and capital appreciation by investing primarily in high-yield, fixed income securities of domestic companies.

Investment Advisor

Pacholder & Company, LLC

Administrator

Kenwood Administrative Management, Inc.

Custodian

Bank One Trust Company, N.A.

Transfer Agent

Computershare, LLC

Legal Counsel

Kirkpatrick & Lockhart LLP

Independent Auditors

Deloitte & Touche LLP

Executive Offices

Pacholder High Yield Fund, Inc.

8044 Montgomery Road

Suite 555

Cincinnati, Ohio 45236

(513) 985-3200

Web Site

www.phf-hy.com

This report is for the information of shareholders of Pacholder High Yield Fund, Inc. It is not a prospectus, offering circular or other representation intended for use in connection with the purchase or sale of shares of the Fund or any securities mentioned in this report.

PACHOLDER HIGH YIELD FUND, INC.

FIRST QUARTER UPDATE

MARCH 31, 2004